Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 28.3%
	Shares	Value ($)
International 7.5%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	4,566,344	38,128,971
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	2,130,053	14,015,750
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	4,536,832	38,699,172
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	1,702,603	15,817,182
Total		106,661,075
U.S. Large Cap 16.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	976,622	21,368,493
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,328,193	62,252,427
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	628,190	14,404,404
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,068,726	20,444,722
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,042,133	10,275,427
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	518,389	10,222,638
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	564,523	18,776,032
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	610,616	18,141,389
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	516,131	11,427,130
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	577,222	18,442,230
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	541,931	10,117,859
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,241,826	23,756,140
Total		239,628,891
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.8%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	203,906	5,485,062
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	276,345	4,811,174
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	348,819	7,489,139
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	316,350	7,943,544
Total		25,728,919
U.S. Small Cap 2.1%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	409,614	4,124,814
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	355,047	5,158,832
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	66,582	1,093,937
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	498,160	9,504,890
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	502,643	9,454,723
Total		29,337,196
Total Equity Funds (Cost $357,231,158)		401,356,081

Exchange-Traded Equity Funds 4.5%

International Mid Large Cap 1.0%
iShares MSCI EAFE ETF	258,987	13,845,445
U.S. Large Cap 3.5%
SPDR S&P 500 ETF Trust	193,625	49,906,844
Total Exchange-Traded Equity Funds (Cost $53,418,695)		63,752,289

Exchange-Traded Fixed Income Funds 5.0%

Investment Grade 5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	518,500	64,039,935
Vanguard Intermediate-Term Corporate Bond ETF	70,000	6,096,300
Total		70,136,235
Total Exchange-Traded Fixed Income Funds (Cost $71,197,256)		70,136,235

Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2020 (Unaudited)
Fixed Income Funds 42.5%
	Shares	Value ($)
Investment Grade 42.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,032,157	115,175,717
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,676,101	34,518,592
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,554,953	65,215,145
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,255,907	34,675,408
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,349,229	80,327,078
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,742,139	120,741,645
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,156,728	12,087,808
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	12,233,376	139,215,813
Total		601,957,206
Total Fixed Income Funds (Cost $575,082,975)		601,957,206

Residential Mortgage-Backed Securities - Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	31,521,000	32,690,109
04/20/2035- 04/15/2050	3.000%	91,434,000	95,808,245
04/15/2050	3.500%	53,111,000	56,128,848
Total Residential Mortgage-Backed Securities - Agency (Cost $183,250,004)			184,627,202
Options Purchased Puts 1.1%
Value ($)
(Cost $20,382,248)	15,147,975

Money Market Funds 17.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	250,464,227	250,338,995
Total Money Market Funds (Cost $250,434,501)		250,338,995
Total Investments in Securities (Cost: $1,510,996,837)		1,587,315,983
Other Assets & Liabilities, Net		(171,342,894)
Net Assets		1,415,973,089

At March 31, 2020, securities and/or cash totaling $12,442,325 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	11	06/2020	USD	856,350	47,934	—
EURO STOXX 50 Index	217	06/2020	EUR	5,960,990	981,189	—
FTSE 100 Index	39	06/2020	GBP	2,197,845	291,063	—
MSCI Singapore Index	22	04/2020	SGD	619,080	—	(8,271)
New Zealand Dollar	10	06/2020	USD	594,900	—	(33,678)
S&P 500 Index	8	06/2020	USD	5,139,400	—	(317,028)
S&P 500 Index E-mini	403	06/2020	USD	51,779,455	2,277,388	—
SPI 200 Index	11	06/2020	AUD	1,404,975	36,480	—
TOPIX Index	35	06/2020	JPY	491,050,000	301,443	—
U.S. Long Bond	157	06/2020	USD	28,112,813	1,695,909	—
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	35	06/2020	USD	6,267,188	—	(26,729)
U.S. Treasury 10-Year Note	332	06/2020	USD	46,044,250	1,399,491	—
U.S. Treasury 2-Year Note	173	06/2020	USD	38,126,226	290,538	—
U.S. Treasury 5-Year Note	646	06/2020	USD	80,982,156	1,992,831	—
U.S. Ultra Treasury Bond	41	06/2020	USD	9,096,875	616,592	—
Total					9,930,858	(385,706)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(5)	06/2020	USD	(307,150)	—	(1,278)
Canadian Dollar	(15)	06/2020	USD	(1,065,675)	25,624	—
Euro FX	(32)	06/2020	USD	(4,419,800)	—	(6,575)
Hang Seng Index	(17)	04/2020	HKD	(20,162,000)	—	(36,237)
Japanese Yen	(14)	06/2020	USD	(1,630,913)	—	(17,452)
OMXS30 Index	(247)	04/2020	SEK	(36,556,000)	—	(401,874)
Russell 2000 Index E-mini	(20)	06/2020	USD	(1,147,600)	451	—
Russell 2000 Index E-mini	(61)	06/2020	USD	(3,500,180)	—	(100,625)
S&P 500 Index E-mini	(59)	06/2020	USD	(7,580,615)	94,287	—
S&P/TSX 60 Index	(30)	06/2020	CAD	(4,885,200)	8,159	—
S&P/TSX 60 Index	(10)	06/2020	CAD	(1,628,400)	—	(2,338)
Swiss Franc	(4)	06/2020	USD	(520,850)	—	(7,114)
Total					128,521	(573,493)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	117,598,845	455	2,100.00	12/17/2021	11,639,354	8,974,875
S&P 500 Index	JPMorgan	USD	98,214,420	380	2,000.00	12/17/2021	8,742,894	6,173,100
Total							20,382,248	15,147,975
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	279,605,220	104,685,075	(133,826,068)	250,464,227	—	8,849	(87,814)	1,019,350	250,338,995
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	974,629	21,629	(19,636)	976,622	—	194,121	(4,856,237)	—	21,368,493
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,308,220	37,712	(17,739)	1,328,193	—	123,947	(15,194,225)	—	62,252,427
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	605,036	24,470	(1,316)	628,190	—	2,735	(4,069,887)	—	14,404,404
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	11,060,750	100,703	(129,296)	11,032,157	—	(16,353)	(2,426,503)	—	115,175,717
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,092,983	12,605	(36,862)	1,068,726	—	329,920	(3,195,059)	—	20,444,722
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,673,779	36,991	(34,669)	3,676,101	—	(27,297)	(1,342,981)	—	34,518,592
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	5,696,029	17,735	(158,811)	5,554,953	—	152,765	4,109,477	—	65,215,145
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	203,741	4,841	(4,676)	203,906	—	20,326	(1,272,353)	—	5,485,062
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	1,044,728	20,617	(23,212)	1,042,133	—	38,047	(2,106,018)	—	10,275,427
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	494,372	27,565	(3,548)	518,389	—	31,788	(3,983,085)	—	10,222,638
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	261,859	15,804	(1,318)	276,345	—	3,079	(2,255,550)	—	4,811,174
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	409,614	—	—	409,614	—	—	(2,293,839)	—	4,124,814
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	355,047	—	—	355,047	—	—	(1,168,105)	—	5,158,832
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	66,582	—	—	66,582	—	—	(528,658)	—	1,093,937
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,264,146	36,955	(45,194)	3,255,907	—	850	97,760	—	34,675,408
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	7,376,477	62,765	(90,013)	7,349,229	—	(14,708)	(583,705)	—	80,327,078
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	4,380,387	205,594	(19,637)	4,566,344	—	(10,748)	(11,811,934)	97,428	38,128,971
CTIVP® – DFA International Value Fund, Class 1 Shares
	1,949,811	182,599	(2,357)	2,130,053	—	(581)	(6,298,130)	120,636	14,015,750
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	4,362,316	192,006	(17,490)	4,536,832	—	(2,583)	(11,144,914)	74,534	38,699,172
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	573,341	5,039	(13,857)	564,523	—	67,125	(2,446,458)	—	18,776,032
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	616,805	9,861	(16,050)	610,616	—	159,807	(3,226,397)	—	18,141,389
CTIVP® – MFS® Value Fund, Class 1 Shares
	501,133	18,093	(3,095)	516,131	—	9,115	(3,533,541)	—	11,427,130
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	590,835	6,161	(19,774)	577,222	—	62,245	(2,070,846)	—	18,442,230
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	514,835	28,808	(1,712)	541,931	—	4,728	(3,922,135)	—	10,117,859
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	10,806,537	94,774	(159,172)	10,742,139	—	7,480	2,471,605	—	120,741,645
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	332,260	17,258	(699)	348,819	—	1,672	(2,979,371)	—	7,489,139
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,157,410	15,389	(16,071)	1,156,728	—	923	196,643	—	12,087,808
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	319,613	7,968	(11,231)	316,350	—	160,018	(2,327,228)	—	7,943,544
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	1,683,366	43,089	(23,852)	1,702,603	—	9,332	(3,615,459)	40,318	15,817,182
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	12,311,214	108,336	(186,174)	12,233,376	—	13,597	2,815,479	—	139,215,813
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	1,226,886	32,066	(17,126)	1,241,826	—	47,239	(5,769,194)	—	23,756,140
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	487,839	18,938	(8,617)	498,160	—	14,743	(3,040,596)	—	9,504,890
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	462,317	40,698	(372)	502,643	—	174	(4,867,032)	—	9,454,723
Total					—	1,392,355	(102,726,290)	1,352,266	1,253,652,282

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020	5